Summary of significant accounting policies (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nonrecourse securitization debt
Consumer credit receivables financial assets derecognized	¥ 21,500,000	¥ 17,500,000	¥ 8,000,000
Proceeds from derecognition	21,500,000	17,500,000	8,000,000
Accounts receivables
Nonrecourse securitization debt
Collateralized amount	0	3,116,309	11,701,973
Consumer credit receivables financial assets derecognized	15,302,084	12,632,342	5,693,223
Loan receivables
Nonrecourse securitization debt
Collateralized amount	0	1,281,361	4,512,764
Consumer credit receivables financial assets derecognized	¥ 6,197,916	¥ 4,867,658	¥ 2,306,777
Nonrecourse securitization debt
Nonrecourse securitization debt
Weighted average interest rate		5.33%
Minimum
Land use rights, net
Estimated useful lives (in years)	34 years
Maximum
Land use rights, net
Estimated useful lives (in years)	50 years
Strategic Cooperation Agreement
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Maximum
Intangible assets, net
Estimated useful lives (in years)	8 years
Domain names and trademarks | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Domain names and trademarks | Maximum
Intangible assets, net
Estimated useful lives (in years)	20 years
Technology and others | Minimum
Intangible assets, net
Estimated useful lives (in years)	2 years
Technology and others | Maximum
Intangible assets, net
Estimated useful lives (in years)	10 years